OTHER (INCOME) EXPENSE	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
OTHER (INCOME) EXPENSE	OTHER EXPENSE (INCOME)

		Years ended December 31
(In millions of dollars)	Note	2023	2022

Losses from associates and joint ventures	20	412	31
Other investment income		(50)	(46)

Total other expense (income)		362	(15)